Schedule of net income (loss) per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders
Net loss for the period attributable to the Company's ordinary shareholders	$ (487)	$ (3,826)	$ (1,901)	$ (1,993)	$ (15,482)	$ (1,462)	$ 8,653
Weighted average number of basic ordinary shares used in calculating loss per share	11,062,500	11,062,500	11,057,005	11,059,932	11,059,932	10,084,932	10,000,000
Weighted average number of diluted ordinary shares used in calculating loss per share	11,062,500	11,062,500	11,057,005	11,059,932	11,059,932	10,084,932	10,000,000
Basic net loss per share (cents) | (per share)	$ (4.40)	$ (34.59)	$ (17.19)	$ (18.02)	$ (139.98)	$ (14.50)	$ 86.53
Diluted net loss per share (cents) | (per share)	$ (4.40)	$ (34.59)	$ (17.19)	$ (18.02)	$ (139.98)	$ (14.50)	$ 86.53